Net Loss Per Share - Schedule of Anti-Dilutive Securities Not Included in Diluted Net Loss Per Share Calculation (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	7,965,103	6,527,974
Convertible Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	5,191,375	6,135,306
Convertible Promissory Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	149,650	0
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,393,824	178,232
Unvested Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	213,254	214,436
Unreleased Restricted Stock Units Assumed in the Merger [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	17,000	0